SHORT-TERM AND LONG-TERM BANK LOANS	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SHORT-TERM AND LONG-TERM BANK LOANS

NOTE 8 – SHORT-TERM AND LONG-TERM BANK LOANS

Short-term and long-term bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Limits	Utilized as of December 31,
					2022	2021
August 23, 2021	The Bank of East Asia, Limited (“BEA”)	General banking facilities		641,262	-	-
		(i) Invoice financing loan	Higher of HIBOR +2.5% or Prime rate -1%		-	241,884
		(ii) Bank overdraft	Higher of HIBOR +3% or Prime rate		-	-

September 27, 2021	BEA	Non-revolving term loan under SME Financing Guarantee Scheme	Prime Rate -2.50%	769,514	-	-
		- Short-term loan portion			99,640	16,655
		- Long-term loan portion			653,185	752,859

August 1, 2022	BEA	General banking facilities		641,109	-	-
		(i) Invoice financing loan	Higher of HIBOR +2.5% or Prime rate -1%		99,020	-
		(ii) Revolving loan	Higher of HIBOR +3% or Prime rate -0.5%		256,443	-
		(iii) Bank overdraft	Higher of HIBOR +3% or Prime rate		-	-

On August 1, 2022, the new credit agreement offers from BEA replaced the credit agreement offers from BEA entered on August 23, 2021.

NOTE 8 – SHORT-TERM AND LONG-TERM BANK LOANS (CONTINUED)

As of December 31, 2022 and 2021, invoice financing and revolving loans were secured by the personal deposit from the director of the Company and a related party, and limited personal guarantee provided by the director and a related party. The amounts due are based on scheduled repayment dates set out in the banking facilities letters or loan agreements. All the Company’s invoice financing and revolving loans carried variable interest at the higher of 1-month Hong Kong Interbank Offered Rate (the “HIBOR”) plus 2.5% to 3% per annum or the Prime Rate less 0.5% to 1% per annum.

As of December 31, 2022 and 2021, the non-revolving term loan under SME Financing Guarantee Scheme was issued by the HKMC Insurance Limited under the SME Financing Guarantee Scheme and secured by personal guarantee provided by the director and a related party for HK$6,000,000 (equivalent to $769,330). The amounts due are based on scheduled repayment dates set out in the banking facilities letters. The bank loan carrying by 2.5% per annum below the prime lending rate for Hong Kong Dollars quoted by HKMC.

The effective interest rate of the years 2022 and 2021 for the Company’s short-term and long-term bank loans ranged from 2.75% to 7.53% per annum. Except the balance of $653,185 (2021: $752,859) of the non-revolving term loan under SME Financing Guarantee Scheme are repayable more than one year, all the Company’s short-term and long-term bank loans are repayable on demand or repayable within one year.

Interest expense on the short-term and long-term bank loans totaled $35,377 and $13,312 during the year ended December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the Company was granted the general banking facilities stated above with the following pledges:

-	Personal guarantee limited to HK$5 million (equivalent to $641,109) provided by Pui Lung Ho, the director of the Company and Sau Lee Shirley Kam, who is a family member of the director of the Company; and

-	Pledged deposit amounted approximately to HK$3 million (equivalent to approximately $384,665) by Pui Lung Ho, the director of the Company.